Notes Payable	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Debt Disclosure [Abstract]
Notes Payable

Notes 4 - Notes Payable

Long Term Notes Payable

The Company's long-term notes payable obligations to unrelated parties are as follows at:

	December 31, 2019	June 30, 2019
Note payable with a bank bearing interest at 3.10% and maturing on May 31, 2020. The note is guaranteed by a stockholder and collateralized by a certificate of deposit owned by a related party.

	$ 274,900	$ 274,900

Unsecured note payable with a financial institution that has a maximum borrowing of $150,000 with no expiration. A flat fee is charged on each draw and payments are auto-deducted monthly.

	46,275	-

Operating lease liabilities for offices and warehouses with monthly installments of $18,080 (ranging from $4,530 to $1,413) over terms ranging from 2 to 3 years, expiring through December 2021.	124,264	-

Financing leases with a related party for delivery vehicles with monthly installments totaling $724 (ranging from $263 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring through July 2020. One of the financing leases was paid in full in July 2019 leaving one delivery vehicle financing lease remaining.	3,001	6,053

Financing lease with a finance company for delivery vehicle with monthly installments totaling $679 including interest at 8.99% over a 6 year term expiring in December 2025.	37,294	-

Total Notes Payable	485,734	280,953

Current Portion of Notes Payable	414,506	279,346

Long-term Portion of Notes Payable	$ 71,228	$ 1,607

Future minimum principal payments on the long-term notes payable to unrelated parties are as follows:

Period ending December 31,
2020	$ 414,506
2021	43,928
2022	5,937
2023	6,493
2024	7,102
Thereafter	7,768
$ 485,734

Convertible Notes Payable

December 31, 2019	June 30, 2019

On January 16, 2019, the Company signed a convertible promissory note with an investor. The $382,000 note was issued at a discount of $38,200 and bears interest at 12% per year. The Company issued 92,271 common shares to the investor. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in June 2019. The note matured in July 2019 and was converted to equity.

$ -	$ 382,000

On February 22, 2019, the Company signed a convertible promissory note with an investor. The $200,000 note was issued at a discount of $20,000 and bears interest at 5% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in August 2019. The note was paid in full by partial conversion to stock and proceeds from issuance of debt.

-	200,000

On March 28, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $20,000 and bears interest at 10% per year. The Company issued 25,000 common shares to the investor. Three draws of $56,250, $112,500, and $56,250 were borrowed under this note. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in September 2019. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The note matures in three intervals in March 2020, June 2020, and November 2020.

150,750	168,750

On April 1, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $25,000 and bears interest at 10% per year. The Company issued 25,000 shares to the investor. An initial draw of $100,000 was borrowed under this note.The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion. The note matures in April 2020. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The note was paid in full by conversion to stock.

-	112,500

On April 29, 2019, the Company signed a convertible promissory note with an investor. The $1,325,000 note was issued at a discount of $92,750 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share. The note matures in April 2020. The note has prepayment penalties of 120% of the sum of the outstanding principal, plus accrued interest, plus defaulted interest, plus any additional principal, plus at the holder's option, any amounts owed to the holder pursuant to any other provision of the note. The note was paid in full with proceeds from issuance of debt and preferred stock.

-	1,325,000

On May 28, 2019, the Company signed a convertible promissory note with an investor. The $322,580 note was issued at a discount of $22,580 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share beginning in November 2019. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.  The note was partially repaid by a combination of conversion to stock and cash.

90,017	322,580

On June 18, 2019, the Company signed a convertible promissory note with an investor. The $366,120 note was issued at a discount of $27,120 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediatelypreceding the notice of conversion. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance. The note was partially repaid by conversion to stock.

300,000	366,120

On July 2, 2019, the Company signed a convertible promissory note with an investor. The $165,000 note was issued at a discount of $16,500 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in July 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.

165,000	-

On August 15, 2019, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $15,000 and bears interest at 6% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.

225,000	-

On August 6, 2019, the Company signed a convertible promissory note with an investor. The $220,000 note was issued at a discount of $20,000 and bears interest at 12% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.

	220,000	-

On August 29, 2019, the Company signed a convertible promissory note with an investor. The $234,726 note was issued at a discount of $16,376 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.	234,726	-

On September 27, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $13,500 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) the lowest closing price during the preceding 10 trading days prior to the issue date of the note. The note matures in June 2020. The note has prepayment penalties between 110% and 125% of the principal and interest outstanding if repaid before 180 days from issuance.

225,000	-

On November 18, 2019, the Company signed a convertible promissory note with an investor. The $55,000 note was issued at a discount of $5,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of common stock during the 15 trading days prior to the issue date or (b) 70% of the lowest traded price for the common stock during the 15 trading days prior to conversion of the note. The note matures in November 2020. The note has prepayment penalties between 115% and 125% of the principal and interest outstanding if repaid before 180 days from issuance.

55,000	-

On November 18, 2019, the Company signed a convertible promissory note with an investor. The $110,000 note was issued at a discount of $10,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of common stock during the 15 trading days prior to the issue date or (b) 70% of the lowest traded price for the common stock during the 15 trading days prior to conversion of the note. The note matures in November 2020. The note has prepayment penalties between 115% and 125% of the principal and interest outstanding if repaid before 180 days from issuance.

110,000	-

On December 11, 2019, the Company signed a convertible promissory note with an investor. The $220,430 note was issued at a discount of $15,430 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.46 per share or (b) 75% of the lowest trading price of common stock during the 10 trading days prior to conversion beginning in June 2020. The note matures in December 2020. The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.

	220,430	-

On November 25, 2019, the Company signed a convertible promissory note with an investor. The $1,000,000 note was issued at a discount of $70,000 and bears interest at 8% per year. The note principal and interest up to $250,000 every 30-day calendar period are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $0.46 per share. The note matures in November 2020. The note has a redemption premium of 115% of the principal and interest outstanding if repaid before maturity.

	1,000,000	-

Total Convertible Notes Payable	2,995,923	2,876,950

Less: Unamortized original issue discounts	1,781,256	752,126

Current Portion of Convertible Notes Payable	1,214,667	2,124,824

Long-term Portion of Convertible Notes Payable	$ -	$ -

The original issue discount is being amortized over the terms of the convertible notes using the effective interest method. During the three and six months ended December 31, 2019, the Company amortized $156,456 and $216,724, respectively, of debt discounts to interest expense and $579,920 and $808,853, respectively, to interest accretion. There was no amortization of debt discounts during the three or six months ended December 31, 2018.

Convertible notes are subordinate to the bank debt of the Company.

Accrued but unpaid interest on the notes is convertible by the lender into, and payable by the Company in common shares at a price per common share equal to the most recent closing price of the Company’s common shares prior to the delivery to the Company of a request to convert interest, or the due date of interest, as applicable. Interest, when due, is payable either in cash or common shares.

The conversion features meet the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Warrants

The Company issued common stock and warrants as consideration for the convertible notes. The warrants contain certain anti-dilutive clauses that are accounted for as financial derivatives. The warrants meet the definition of a derivative liability instrument because the exercise price is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15.  As a result, the value of the unexercised warrants are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense). Unexercised warrants to purchase 84,373 shares of common stock are outstanding at December 31, 2019 and June 30, 2019.  All outstanding warrants have an original exercise prices of $4 per share, contain anti-dilution price protection clauses, and expire 36 months from issue date. The anti-dilution clause was triggered for outstanding warrants, which now have an exercise price of $1.325 per share. As of December 31, 2019, outstanding warrants expire between March 2022 and November 2022.

Notes 4 - Notes Payable

Long Term Notes Payable

The Company's long term notes payable obligations to unrelated parties are as follows at:

	June 30, 2019	June 30, 2018

The Company has a note payable with a bank. Previous terms had maturity set at December 2018 and accrued interest at 2.10% annually. The note agreement was amended and now bears interest at 3.10% and matures in December 2019. The note is guaranteed by a stockholder and collateralized by a certificate of deposit owned by a related party. In May 2018, 50,000 shares of stock were issued to the related party in exchange for a $100,000 reduction in the short-term note balance.

	$ 274,900	$ 275,000

Note payable to an individual executed March 2018 in which the note accrues interest on the original principal balance at a rate of 6.25% annually.  Interest payments are due annually with principal due March 2021.

	-	75,000

Mortgage payable with interest at 4.75%, and monthly payments of $34,435 through December 31, 2016. The note was modified during 2017. After the modification, the interest rate was 2.5% annually with monthly payments of $15,223 through July 15, 2020, and a balloon payment due at maturity. The mortgage payable is secured by the building and land and guaranteed by related parties.

	-	4,512,710

Note payable to a financial institution for a vehicle with monthly installments of $153 maturing June 2022.
	-	6,150

Capital leases with a related party for 3 delivery vehicles with monthly installments ranging from $253 to $461, including 4% to 4.75% interest, maturing over 5-year terms expiring between July 2019 and July 2020. One of the capital leases was paid in full in April 2019 leaving 2 delivery vehicle capital leases remaining.	6,053	17,668

Total Non-Related Party Notes Payable	280,953	4,886,528

Current Portion of Non-Related Party Notes Payable	279,346	362,181

Long-term Portion of Non-Related Party Notes Payable	$ 1,607	$ 4,524,347

As disclosed in Note 12, the Entertainment segment was sold effective February 6, 2019. The notes payable related to this segment are zero at June 30, 2019.

Future minimum principal payments on the non-related party long term notes payable are as follows:

Year ending June 30,
2020	$ 279,346
2021	1,607
$ 280,953

Short Term Notes Payable

The Company's short term notes payable obligations to unrelated parties assumed in the acquisition (Note 12) are as follows:

	June 30, 2019	June 30, 2018
Note payable to individual and bears interest at a rate of 8% annually and is due on demand.
	$ -	$ 20,000

Note payable to individual and bears interest at a rate of 8% annually and is due on demand.
	-	10,000

Notes payable to individuals in which the notes accrue interest on the original principal balance at a rate of 6.25% annually and are due on demand.

	-	60,000
Note payable to an individual in which the note accrues interest on the original principal balance at a rate of 6.25% annually and whose original maturity of August 2018 was extended to August 2019.

	-	25,000
Note payable to an individual in which the note accrues interest on the original principal balance at a rate of 6.25% annually and is due on demand.

	-	25,000

Note payable to an individual in which the note accrues interest on the original principal balance at a rate of 10% annually and is due on demand.

	-	25,000

Total Short Term Non-Related Party Notes Payable	$ -	$ 165,000

As disclosed in Note 12, the Entertainment segment was sold effective February 6, 2019. The short term notes payable obligations to unrelated parties related to this segment are zero at June 30, 2019.

Convertible Notes Payable

June 30, 2019	June 30, 2018

On January 16, 2019, the Company signed a convertible promissory note with an investor. The $382,000 note was issued at a discount of $38,200 and bears interest at 12% per year. The Company issued 92,271 common shares to the investor. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in June 2019. The note matures in July 2019 (Note 16). The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance.

$ 382,000	$ -

On February 22, 2019, the Company signed a convertible promissory note with an investor. The $200,000 note was issued at a discount of $20,000 and bears interest at 5% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in August 2019. The note matures in November 2019. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance.

200,000	-

On March 28, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $20,000 and bears interest at 10% per year. The Company issued 25,000 common shares to the investor. Two draws of $112,500 and $56,250 were borrowed under this note. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in September 2019. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The note matures in March 2020. The Company has $56,250 of available borrowings under this note on June 30, 2019.

168,750	-

On April 1, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $25,000 and bears interest at 10% per year. The Company issued 25,000 shares to the investor. An initial draw of $100,000 was borrowed under this note. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion. The note matures in April 2020. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The Company has $112,500 of available borrowings under this note at June 30, 2019.

112,500	-

On April 29, 2019, the Company signed a convertible promissory note with an investor. The $1,325,000 note was issued at a discount of $92,750 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share. The note matures in April 2020. The note has prepayment penalties of 120% of the sum of the outstanding principal, plus accrued interest, plus defaulted interest, plus any additional principal, plus at the holder's option, any amounts owed to the holder pursuant to any other provision of the note.

	1,325,000	-

On May 28, 2019, the Company signed a convertible promissory note with an investor. The $322,580 note was issued at a discount of $22,580 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share beginning in November 2019. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.

	322,580	-

On June 18, 2019, the Company signed a convertible promissory note with an investor. The $366,120 note was issued at a discount of $27,120 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.

	366,120	-

Total Convertible Notes Payable	2,876,950	-

Less: Unamortized original issue discounts	752,126	-

Current Portion of Convertible Notes Payable	2,124,824	-

Long-term Portion of Convertible Notes Payable	$ -	$ -

The original issue discount is being amortized over the terms of the convertible notes using the effective interest method.  During the year ended June 30, 2019, the Company amortized $89,279 of debt discounts to interest expense and $644,055 to interest accretion. There was no amortization of debt discounts during the three months ended June 30, 2018 or the year ended March 31, 2018.

Two convertible promissory notes were entered into during the year ended June 30, 2019, and subsequently repaid in advance of maturity prior to June 30, 2019.  Significant noncash transactions involving interest expense during the year ended June 30, 2019 included prepayment penalty interest of $134,461 due to the advance repayment of two convertible notes.

Convertible notes are subordinate to the bank debt of the Company.

Accrued but unpaid interest on the notes is convertible by the lender into, and payable by the Company in common shares at a price per common share equal to the most recent closing price of the Company’s common shares prior to the delivery to the Company of a request to convert interest, or the due date of interest, as applicable. Interest, when due, is payable either in cash or common shares.

The conversion features meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).

Warrants

The Company issued common stock and warrants as consideration for the convertible notes. The warrants contain certain anti-dilutive clauses that are accounted for as financial derivatives. See Note 8 for common stock issued. Unexercised warrants of $277,342 are outstanding at June 30, 2019.  All outstanding warrants have an original exercise prices of $4 per share, contain anti-dilution protection clauses, and expire 36 months from issue date. The anti-dilution clause was triggered for outstanding warrants, which now have an exercise price of $1.325 per share. As of June 30, 2019, outstanding warrants expire between November 29, 2021 and April 17, 2022.

The warrants meet the definition of a derivative liability instrument because the exercise price is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15.  As a result, the value of the unexercised warrants are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense).